Other Revenue - Schedule of Other Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Other Revenue [Abstract]
Other travel services - car and rail booking	$ 18,608	$ 7,503	$ 4,360
Marketing alliances - advertising and brand alliance	18,595	18,007	10,041
Ancillary services	14,258	5,925	2,923
Miscellaneous revenue	1,582	1,249	723
Total	$ 53,043	$ 32,684	$ 18,047